Long-Term Investments - Schedule of Long-Term Investments (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Measurement alternative method
Long-term investments			¥ 8,490,163
PFI Food Industries Limited [Member]
Measurement alternative method
Long-term investments			¥ 8,490,163